Interest-bearing Financial Liabilities - Summary of Long-term Debt (Detail) ₱ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 PHP (₱)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 PHP (₱)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 PHP (₱)
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Notes 27 and 28)	₱ 295,048		₱ 281,586
Total long-term debt, Total	294,748		281,586
Less portion maturing within one year (Note 27)	15,880		23,340
Noncurrent portion of long-term debt (Note 27)	278,868		258,246		₱ 243,152
U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Notes 27 and 28)	38,879	$ 661	39,015	$ 675
Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Notes 27 and 28)	255,869		242,571
Fixed Rate Notes [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Notes 27 and 28)	₱ 34,779	591	34,177	591
Fixed Rate Notes [Member] | U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest Rates, description	2.5000% to 3.4500% in 2025 and 2024
Total long-term debt (Notes 27 and 28)	₱ 34,779	591	34,177	591
Term Loans [Member] | Others [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Notes 27 and 28)	₱ 4,100	70	4,838	84
Term Loans [Member] | Others [Member] | U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest Rates, description	SOFR + 1.31161 % in 2025 and SOFR + 1.31161 % to 1.47826% in 2024
Total long-term debt (Notes 27 and 28)	₱ 4,100	$ 70	4,838	$ 84
Term Loans [Member] | Unsecured Term Loans [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Notes 27 and 28)	₱ 255,869		242,571
Term Loans [Member] | Unsecured Term Loans [Member] | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest Rates, description	4.0000% to 5.3500%; PHP BVAL + 0.4000% to 1.1250% (floor rate 4.5000% to 4.6250%) in 2025 and 4.000% to 5.3500%; PHP BVAL + 0.5000% to 1.0000% (floor rate 4.5000% to 4.6250%) in 2024
Total long-term debt (Notes 27 and 28)	₱ 255,869		₱ 242,571